                        SUPPLEMENT DATED MAY 1, 2014 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

A.    LIFETIME INCOME PLUS SOLUTION and LIFETIME INCOME PLUS 2008

If you purchased the Lifetime Income Plus Solution rider or the Lifetime Income Plus 2008 rider when you purchased your contract, effective May 1, 2014, you may request to terminate the respective rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter).

Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for the rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise the rider and the corresponding charges will terminate on the Annuity Commencement Date.

Please note that, upon termination of the rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

B.    ASSET ALLOCATION PROGRAM

Effective after the close of business July 11, 2014, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

45150NY SUPPI 05/01/14

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   2%      6%      9%     14%     17%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Mid Cap Fund -- Class A
                                 (formerly, Oppenheimer Main Street Small- & Mid-Cap
                                 Fund -- Class A)/1/                                      1%      4%      6%      8%     10%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   3%      3%      3%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      0%      0%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A                                          1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund --Class A           6%      3%      1%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 18%     14%      9%      3%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       17%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       20%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          3%      3%      2%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                6%      6%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

/1/This Portfolio name change will take effect on or about June 30, 2014.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 11, 2014

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   1%      5%      9%     14%     16%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Mid Cap Fund -- Class A
                                 (formerly, Oppenheimer Main Street Small- & Mid-Cap
                                 Fund -- Class A)/1/                                      1%      1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 AllianceBernstein Cap Fund, Inc. --
                                 AllianceBernstein Small Cap Growth Portfolio --
                                 Class A                                                  1%      3%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   2%      2%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      0%      1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A                                          1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund --Class A           3%      1%      1%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 17%     14%      8%      2%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       16%     12%      8%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       24%     15%     10%      4%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          4%      4%      3%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                6%      6%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

/1/This Portfolio name change will take effect on or about June 30, 2014.

                                      3